UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	$3,605	$4,287,282

Alaska — 2.0%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,092,720
Alaska Housing Finance Corp., Refunding RB, General Mortgage Revenue Bonds, Series A, 4.13%, 12/01/37	3,455	3,532,668
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,114,563
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	12,304,439

		21,044,390

Arizona — 0.5%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	770	793,485
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,725	4,200,757

		4,994,242

California — 14.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	11,235,100
California Health Facilities Financing Authority, RB:
Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,790,560
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,861,792
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	3,340	3,458,269
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,525	1,748,626
(NPFGC), 5.00%, 5/01/13 (b)	9,865	10,100,478
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	4,037,152
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,463,547
Saint Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,439,760

	Par (000)	Value
Municipal Bonds

California (continued)
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	$1,900	$2,107,366
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,854,119
Series A-1, 5.75%, 3/01/34	2,300	2,660,341
Coast Community College District, GO, Refunding, Election of 2002, Series C (AGM), 5.41%, 8/01/33 (c)	8,100	2,674,539
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	12,500	13,596,250
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 6.03%, 8/01/34 (c)	5,000	1,377,400
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (b)	5,800	6,232,622
Grossmont Union High School District, GO, CAB, Election of 2004, 4.68%, 8/01/31 (c)	5,110	2,146,456
Long Beach Unified School District, GO, Election of 2008, Series B, 4.93%, 8/01/34 (c)	5,000	1,735,450
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,364,856
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC), 5.06%, 8/01/38 (c)	7,620	2,107,159
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,806,150
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	8,030	8,030,000
Poway Unified School District, GO, Refunding, CAB (c):
School Facilities Improvement, 4.80%, 8/01/35	7,820	2,656,610
School Facilities Improvement, Election of 2008, Series B, 4.82%, 8/01/36	10,000	3,226,500
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (c):
4.89%, 8/01/37	8,000	2,418,960
4.91%, 8/01/38	12,940	3,709,380
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,401,158
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 4.68%, 7/01/31 (c)	3,485	1,469,520

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

California (concluded)
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	$1,830	$2,244,166
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,042,550
5.00%, 8/01/38	1,600	1,797,424
State of California, GO:
5.50%, 3/01/40	1,020	1,177,264
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,540
Various Purpose, 5.00%, 4/01/42	2,000	2,218,520
State of California, GO, Refunding:
5.00%, 2/01/38	4,000	4,447,040
5.00%, 10/01/41	2,555	2,823,633
Various Purpose, 5.00%, 9/01/41	2,700	2,981,556
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 4.96%, 8/01/36 (c)	6,545	2,045,313
West Valley-Mission Community College District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	4,031,460

		146,529,586

Florida — 14.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,850,160
Broward County Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,250	2,700,563
City of Jacksonville, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	770	896,919
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,623,000
County of Lee Florida, Refunding RB, Series A, AMT:
5.63%, 10/01/26	2,600	2,961,998
5.38%, 10/01/32	3,440	3,802,163
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	7,217,580
Series B-1, 5.75%, 7/01/33	3,700	4,342,209
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	13,101,426
County of Miami-Dade Florida, Refunding RB:
Miami International Airport AMT (AGC), 5.00%, 10/01/40	11,000	11,596,640
Miami International Airport AMT (NPFGC), 5.38%, 10/01/25	7,500	7,515,525

	Par (000)	Value
Municipal Bonds

Florida (concluded)
County of Miami-Dade Florida, Refunding RB (concluded):
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	$1,000	$1,001,820
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	19,020	20,770,981
Series C (BHAC), 6.00%, 10/01/23	20,095	24,892,681
Special Obligation, Series B, 5.00%, 10/01/35 (d)	2,520	2,798,636
Special Obligation, Series B, 5.00%, 10/01/37 (d)	1,940	2,152,799
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	3,060,708
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37 (e)	1,750	2,054,203
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,000	13,883,760
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,707,604

		150,931,375

Georgia — 1.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power Corp., Vogtle Project, Series C, 5.70%, 1/01/43	6,450	7,026,566
City of Atlanta Georgia, Refunding RB, General, Series B (AGM), 5.25%, 1/01/33	10,000	10,596,000

		17,622,566

Illinois — 17.6%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	6,470	7,573,588
Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,859,290
Chicago Park District, GO, Harbor Facilities, Series C:
5.25%, 1/01/37	4,000	4,572,680
5.25%, 1/01/40	1,505	1,719,312
City of Chicago Illinois, ARB:
O'Hare International Airport, General Third Lien, Series A, 5.75%, 1/01/39	9,000	10,623,330
O'Hare International Airport, General, Third Lien, Series B-2 AMT (NPFGC), 5.25%, 1/01/27	10,000	10,278,900
O'Hare International Airport, Third Lien, Series B-2 AMT (NPFGC), 6.00%, 1/01/27	26,230	27,558,025
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (c):
4.56%, 1/01/29	4,000	1,929,720

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Illinois (concluded)
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (c) (concluded):
4.79%, 1/01/33	$7,950	$3,060,511
City of Chicago Illinois, Refunding ARB, O'Hare International Airport, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,754,732
City of Chicago Illinois, Refunding RB, Water System, Second Lien, Series A (AMBAC), 5.00%, 11/01/36	3,500	3,892,525
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	890	1,006,777
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	775	876,688
Illinois Finance Authority, RB, Series A, 5.75%, 8/15/34	8,700	10,336,122
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,171,847
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	19,200,135
5.25%, 2/01/35	15,000	16,205,850
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,497,800
(BHAC), 5.50%, 1/01/33	2,000	2,268,300
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 4.90%, 12/15/25 (c)	5,000	2,649,850
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
4.25%, 12/15/26	9,600	5,300,832
4.65%, 6/15/32	14,000	5,680,640
4.78%, 12/15/34	41,880	14,728,777
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 5.11%, 6/15/44 (c)	9,430	1,912,310
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	2,018,240
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,241,340

		183,918,121

Indiana — 2.9%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,597,400
Indiana Finance Authority, RB, Wastewater Utility, 5.25%, 10/01/38	2,900	3,324,009

	Par (000)	Value
Municipal Bonds

Indiana (concluded)
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	$3,850	$4,165,007
Series B, 5.75%, 1/01/34	1,050	1,104,789
Series B, 6.00%, 1/01/39	5,000	6,049,750
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,315,976
(AGC), 5.25%, 1/01/29	1,350	1,531,170
(AGC), 5.50%, 1/01/38	4,250	4,828,552

		29,916,653

Iowa — 3.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	14,400,380
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	4,530	5,131,720
5.70%, 12/01/27	4,530	5,138,470
5.75%, 12/01/28	2,400	2,713,704
5.80%, 12/01/29	3,060	3,461,227
5.85%, 12/01/30	3,170	3,578,518

		34,424,019

Kentucky — 1.0%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,727,680
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	5,000	5,350,000

		10,077,680

Louisiana — 1.1%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,405	6,927,136
Parish of Saint Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp. Project, 4.00%, 12/01/40 (e)	4,270	4,686,709

		11,613,845

Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.00%, 11/15/27	920	955,834

Massachusetts — 3.7%
Massachusetts HFA, RB:
S/F Housing, Series 128 AMT (AGM), 4.88%, 12/01/38 (e)	10,760	11,082,477
Series B, 7.00%, 12/01/38	3,150	3,631,793
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A (AGM), 5.15%, 7/01/26	12,005	12,143,778

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Massachusetts (concluded)
Massachusetts HFA, Refunding RB, AMT (concluded):
Series C, 5.35%, 12/01/42	$3,100	$3,336,995
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	8,275	8,559,494

		38,754,537

Michigan — 7.0%
City of Detroit Michigan, RB, Series B (AGM):
Second Lien, 6.25%, 7/01/36	1,075	1,255,622
Second Lien, 7.00%, 7/01/36	500	607,200
Senior Lien, 7.50%, 7/01/33	1,000	1,254,200
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,836,660
Senior Lien, Series D (AGM), 5.00%, 7/01/23	5,000	5,371,600
Series D (NPFGC), 5.00%, 7/01/33	5,000	5,234,700
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	3,185	3,783,207
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,657,437
Series I (AGC), 5.25%, 10/15/24	1,750	2,104,043
Series I (AGC), 5.25%, 10/15/25	3,250	3,921,287
Series I-A, 5.38%, 10/15/36	2,075	2,406,461
Series II-A, 5.38%, 10/15/41	1,900	2,193,949
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,267,145
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	2,735	2,976,719
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, Series A (Syncora), 5.50%, 6/01/30	2,500	2,536,100
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,475,600
5.25%, 9/15/26	6,650	7,407,834
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,344,150

		72,633,914

Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,792,830

Mississippi — 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities and Expansion and Renovation Project, Series A, 5.00%, 6/01/41	2,000	2,275,580

	Par (000)	Value
Municipal Bonds

Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	$2,825	$3,098,093

Nevada — 2.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,649,892
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	5,826,073
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	19,250	20,188,245

		28,664,210

New Jersey — 4.8%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/14 (b)	4,000	4,351,360
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	6,500	8,282,170
(NPFGC), 5.50%, 9/01/28	1,685	2,192,859
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,453,887
5.50%, 12/01/26	1,800	2,075,472
5.75%, 12/01/28	200	232,384
5.88%, 12/01/33	6,895	7,874,090
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.61%, 12/15/35 (c)	18,525	6,454,295
CAB, Series C (AGC), 3.94%, 12/15/25 (c)	10,000	5,994,000
Series A (NPFGC), 5.75%, 6/15/25	4,000	5,171,280
Series B, 5.25%, 6/15/36	4,970	5,744,376

		49,826,173

New York — 3.2%
City of New York New York, GO, Series J, 5.25%, 5/15/14 (b)	10,000	10,753,000
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,920	2,266,906
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,429,357
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,922,978
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	3,210	3,657,570

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated 172nd Series, AMT, 4.50%, 4/01/37	$3,970	$4,289,347

		33,319,158

North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,075	2,218,756

Ohio — 0.6%
County of Allen Ohio, Refunding RB, Catholic HealthCare Partners, Series A, 5.00%, 5/01/42	2,030	2,226,139
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,752,970

		5,979,109

Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,907,904
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,169,413
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,911,053

		26,988,370

Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	2,000	2,208,860
6.38%, 8/01/39	10,195	11,783,789
5.50%, 8/01/42	5,155	5,500,076
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.58%, 8/01/41 (c)	7,500	1,540,125
CAB, Series A (NPFGC), 5.60%, 8/01/42 (c)	3,190	617,520
CAB, Series C, 5.44%, 8/01/38 (c)	9,400	2,359,870
CAB, Series C, 5.45%, 8/01/39 (c)	24,000	5,695,680
First Sub-Series C, 6.00%, 8/01/39	1,180	1,320,833

		31,026,753

South Carolina — 0.4%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,429,080

	Par (000)	Value
Municipal Bonds

Tennessee — 0.1%
Memphis Center City Revenue Finance Corp., RB, Pyramid and Pinch Distribution, Series B (AGM), 5.25%, 11/01/30	$485	$570,093

Texas — 13.3%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A:
(AGC), 6.00%, 11/15/35	5,700	7,020,177
(AGC), 5.38%, 11/15/38	3,650	4,224,510
(AGM), 5.00%, 11/15/36	10,000	11,384,100
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	12,381,900
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	5,670	5,670,000
Grand Prairie ISD Texas, GO, CAB, Refunding, 5.43%, 8/15/28 (c)	10,000	4,291,300
Harris County Hospital District, Refunding RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	4,055	4,300,287
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,872,700
Midland County Fresh Water Supply District No 1, Refunding RB, CAB, City of Midland Project, 4.63%, 9/15/36 (c)	5,810	1,946,408
North Texas Tollway Authority, Refunding RB:
First Tier, Series A, 6.00%, 1/01/28	6,275	7,342,754
First Tier, System, Series A (NPFGC), 5.13%, 1/01/28	20,000	22,059,600
First Tier, System, Series B (NPFGC), 5.75%, 1/01/40	10,000	11,225,200
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	4,400	4,439,204
CAB, 4.92%, 9/15/35 (c)	7,160	2,357,501
CAB, 4.97%, 9/15/36 (c)	12,195	3,780,206
CAB, 5.02%, 9/15/37 (c)	8,730	2,542,700
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,740	3,746,171
Texas State Turnpike Authority, RB (AMBAC):
CAB, 5.97%, 8/15/31 (c)	20,265	6,704,878
First Tier, Series A, 5.50%, 8/15/39	5,500	5,540,975
First Tier, Series A, 5.00%, 8/15/42	6,900	6,945,057

		138,775,628

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Utah — 1.6%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (c):
(AGC), 3.35%, 6/15/20	$10,000	$7,762,600
(NPFGC), 4.17%, 6/15/24	13,930	8,622,949

		16,385,549

Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	1,510	1,610,113

Washington — 1.1%
Washington Health Care Facilities Authority, RB, Series A:
5.00%, 10/01/39	1,125	1,225,159
5.25%, 10/01/39	2,725	3,030,282
5.00%, 8/15/44	1,020	1,115,727
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,608,952

		11,980,120

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	3,745	4,161,818
SynergyHealth Inc., 6.00%, 8/01/13 (b)	3,395	3,540,544
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, 5.00%, 4/01/42	1,300	1,450,618

		9,152,980

Total Municipal Bonds – 105.5%		1,100,796,639

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

Arizona — 1.5%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21 (g)	10,000	11,437,600
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,500	3,981,530

		15,419,130

California — 11.7%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	6,990	7,616,863
California State University, RB, Systemwide, Series A (AGM):
5.00%, 11/01/33 (g)	7,996	8,755,084

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

California (concluded)
California State University, RB, Systemwide, Series A (AGM) (concluded):
5.00%, 11/01/37	$18,435	$20,995,019
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,768,600
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	8,198,025
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,789,092
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	5,248	6,627,240
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	12,039,751
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,265,157
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	10,403,980
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/14 (b)	10,000	10,774,184
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,648,146

		121,881,141

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (g)	2,469	2,823,789

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,010	5,661,300

District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	2,595	3,254,052
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (g)	4,281	5,222,086
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	10,718,500
Metropolitan Washington Airports Authority, Refunding ARB, Series B, AMT, 5.00%, 10/01/30	6,880	7,893,493

		27,088,131

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

Florida — 3.8%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (g)	$3,300	$3,691,875
County of Miami-Dade Florida, RB:
5.00%, 7/01/42	4,840	5,460,488
(Syncora), 5.00%, 7/01/31	19,800	21,264,210
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	3,299	3,803,563
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (e)	5,400	5,915,538

		40,135,674

Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	11,388,591

Hawaii — 1.0%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (b)	9,830	10,597,526

Illinois — 3.5%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24 (g)	11,000	12,474,440
City of Chicago Illinois, RB, Motor Fuel Tax, Series A (AGC), 5.00%, 1/01/38	4,000	4,259,760
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	2,190	2,463,881
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	12,454,000
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	720	805,637
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	3,499	4,015,984

		36,473,702

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,945,036

Louisiana — 1.1%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	11,200,000

Michigan — 1.2%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	11,600	12,895,836

Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	628,954

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

Nevada (concluded)
Clark County Water Reclamation District, GO, Series B (concluded):
5.75%, 7/01/34	$4,813	$6,033,911

		6,662,865

New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	13,351,000

New York — 5.0%
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 6/15/37	17,567	19,973,848
Port Authority of New York & New Jersey, RB, 155th Series, AMT (AGM), 5.13%, 7/15/30	19,500	20,829,705
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 143rd Series, AMT, 5.00%, 10/01/30	5,180	5,687,537
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	4,500	5,373,945

		51,865,035

North Carolina — 0.9%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	9,456	9,884,622

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,319,939
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,738,865

		7,058,804

Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	6,540	7,178,762

South Carolina — 0.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,288	4,618,541

South Dakota — 0.1%
South Dakota HDA, Refunding RB, Homeownership Mortgage, Series K, 5.05%, 5/01/36	1,144	1,170,234

Texas — 4.0%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	14,587,050
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	11,403,700

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

Texas (concluded)
North East ISD Texas, GO, School Building, Series A, 5.00%, 8/01/37 (g)	$3,500	$4,009,915
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	11,900,000

		41,900,665

Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,557,559

Washington — 5.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	19,444,060
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	18,044,386
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	20,834,126

		58,322,572

Wisconsin — 2.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	10,000	12,261,700
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (g)	7,459	8,293,872

		20,555,572

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 50.7%		529,636,087

Total Long-Term Investments (Cost – $1,464,163,422) – 156.2%		1,630,432,726

	Shares	Value
Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.04% (h)(i)	8,037,622	$8,037,622

Total Short-Term Securities (Cost – $8,037,622) – 0.8%		8,037,622

Total Investments (Cost - $1,472,201,044*) – 157.0%		1,638,470,348
Other Assets Less Liabilities – 1.0%		10,467,274
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.8)%		(248,688,284)
VRDP Shares, at Liquidation Value – (34.2)%		(356,400,000)

Net Assets Applicable to Common Shares – 100.0%		$1,043,849,338

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,226,051,869

Gross unrealized appreciation	$166,282,197
Gross unrealized depreciation	(2,391,933)

Net unrealized appreciation	$163,890,264

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$4,951,435	$44,943

(e)	Variable rate security. Rate shown is as of report date.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $30,628,149.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 8

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-Exempt Fund	21,624,366	(13,586,744)	8,037,622	$ 673

(i)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$1,630,432,726	—	$1,630,432,726
Short-Term Securities	$ 8,037,622	—	—	8,037,622
Total	$ 8,037,622	$1,630,432,726	—	$1,638,470,348

1See above Schedule of Investments for values in each state or political sub-division.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$ (248,528,215)	—	$ (248,528,215)
VRDP Shares	—	(356,400,000)	—	(356,400,000)
Total	—	$ (604,928,215)	—	$ (604,928,215)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2012 9

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2012